Other Taxes Payable - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other taxes [line items]
Other tax payable non current	R$ 161,637	R$ 153,776
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	19,748	20,728
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	16,038	17,344
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	11,204	11,714
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	11,021	11,393
61 to 72 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	11,021	11,220
73 to 84 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	10,580	11,220
85 to 96 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	8,377	10,767
Thereafter [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 73,648	R$ 59,390